6. DERIVATIVE LIABILITIES (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Non cash interest expense		$ 109,115		$ 236,902
Amortization of debt discount and costs	66,039	153,951	47,306	206,173
Derivative Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of the debt derivatives	575,403	575,403		575,403
Dividend yield		0.00%
Expected volatility Minimum		196.08%
Expected volatility Maximum		221.52%
Weighted average risk-free interest rate Minimum		0.05%
Weighted average risk-free interest rate Maximum		0.20%
Expected life Minimum		8 months
Expected life Maximum		1 year
Estimated fair value of the Company's common stock Minimum		$ 0.034
Estimated fair value of the Company's common stock Maximum		$ 0.20
Non cash interest expense		$ 127,787	$ 153,951